POST-EMPLOYMENT BENEFITS - Benefit Obligation and Plan Assets by Geographic Location (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 495	$ 38
Defined benefit pension plan | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	362	30
Defined benefit pension plan | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1	1
Defined benefit pension plan | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	132	7
Defined benefit pension plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	2,037	164	$ 162
Defined benefit pension plan | Defined benefit obligation | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,573	140
Defined benefit pension plan | Defined benefit obligation | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	4	4
Defined benefit pension plan | Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	460	20
Defined benefit pension plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1,542)	(126)	(116)
Defined benefit pension plan | Fair value of plan assets | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1,211)	(110)
Defined benefit pension plan | Fair value of plan assets | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(3)	(3)
Defined benefit pension plan | Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(328)	(13)
Post-retirement plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	68	28
Post-retirement plan | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	49	9
Post-retirement plan | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	12	13
Post-retirement plan | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	7	6
Post-retirement plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	68	28	29
Post-retirement plan | Defined benefit obligation | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	49	9
Post-retirement plan | Defined benefit obligation | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	12	13
Post-retirement plan | Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	7	6
Post-retirement plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 0	$ 0	$ 0